Significant Accounting Policies - Estimated Useful Lives of Assets (Detail)	12 Months Ended
May 31, 2020
Transportation equipment [Member]
Significant Of Accounting Policies [Line Items]
Estimated useful lives	10 years
Furniture and education equipment [Member]
Significant Of Accounting Policies [Line Items]
Estimated useful lives	5 years
Computer equipment and software [Member]
Significant Of Accounting Policies [Line Items]
Estimated useful lives	3 years
Leasehold Improvements [Member]
Significant Of Accounting Policies [Line Items]
Estimated useful lives	Shorter of the lease term or estimated useful life
Minimum [Member] | Buildings [Member]
Significant Of Accounting Policies [Line Items]
Estimated useful lives	20 years
Maximum [Member] | Buildings [Member]
Significant Of Accounting Policies [Line Items]
Estimated useful lives	50 years